OTHER INCOME AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER INCOME AND EXPENSES
Credit Facility fee - warrants		$ (389)
Interest on lease liabilities	$ (100)	(162)
Gain (loss) on investments	168	(3)
Interest income	209	164
Foreign exchange gain (loss)	20	(36)
Other income (expenses)	(323)	(25)
Other finance income (cost)	$ (26)	$ (451)